Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities were as follows:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Deferred tax assets:
Accounts receivable	$253	$253
Accrued charge-backs	634	594
Other accrued liabilities	527	424
Goodwill	-	274
Financing liability	14,005	13,574
Transaction costs	-	579
Stock based compensation	-	165
Other, net	(65)	215
	15,354	16,078

Deferred tax liabilities:
Prepaid expenses	(118)	(202)
Inventories	(4,605)	(1,531)
Property and equipment	(15,349)	(9,178)
Intangible assets	(15,652)	(5,023)
	(35,724)	(15,934)

Net deferred tax assets/ (liabilities)	$(20,370)	$144